Capital Stock	12 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
Capital Stock

Note 8. Capital Stock:

Shares of authorized common stock are 6.0 billion; issued, repurchased and outstanding shares were as follows:

	Shares Issued	Shares Repurchased	Shares Outstanding
Balances, January 1, 2009	2,109,316,331	(102,053,271)	2,007,263,060

Repurchase of shares		(129,732,863)	(129,732,863)
Exercise of stock options and issuance of other stock awards		9,634,306	9,634,306

Balances, December 31, 2009	2,109,316,331	(222,151,828)	1,887,164,503

Repurchase of shares		(97,053,310)	(97,053,310)
Exercise of stock options and issuance of other stock awards		11,672,297	11,672,297

Balances, December 31, 2010	2,109,316,331	(307,532,841)	1,801,783,490

Repurchase of shares		(80,514,257)	(80,514,257)
Exercise of stock options and issuance of other stock awards		4,639,433	4,639,433

Balances, December 31, 2011	2,109,316,331	(383,407,665)	1,725,908,666

PMI commenced a $13.0 billion two-year share repurchase program on May 1, 2008. On April 30, 2010, PMI completed the $13.0 billion share repurchase program, which resulted in the purchase of 277.6 million shares at an average price of $46.83 per share. On May 1, 2010, PMI commenced a new $12 billion three-year share repurchase program. From May 1, 2010, through December 31, 2011, PMI repurchased 136.4 million shares of its common stock at a cost of $8.4 billion, or $61.22 per share, under this repurchase program. During 2011, 2010 and 2009, PMI repurchased $5.4 billion, $5.0 billion and $5.5 billion, respectively, of its common stock.

At December 31, 2011, 38,667,433 shares of common stock were reserved for stock options and other stock awards under PMI's stock plans, and 250 million shares of preferred stock, without par value, were authorized but unissued. PMI currently has no plans to issue any shares of preferred stock.